Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Statement Of Financial Position [Abstract]
Held-to-maturity securities, fair value (in dollars)	$ 165,644	$ 143,257
Preferred stock, par value (in dollars per share)	$ 0.10	$ 0.10
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares authorized	12,000,000	12,000,000
Common stock, shares issued	6,943,125	6,541,561
Common stock, shares outstanding	6,943,125	6,541,561
Treasury stock, shares	401,564	401,564